Note 28 - Key Management Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of information about key management personnel [text block]
	Year Ended December 31,
	2018	2017
Salaries, bonuses, fees and benefits
Independent members of the Board of Directors	$702	$730
Other members of key management	3,212	2,201
Share-based payments
Independent members of the Board of Directors	306	396
Other members of key management	2,587	3,211
	$6,807	$6,538